Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DAVIS NEW YORK VENTURE FUND INC
Entity Central Index Key	0000071701
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000009519 [Member]
Shareholder Report [Line Items]
Fund Name	Davis New York Venture Fund
Class Name	Class Y
Trading Symbol	DNVYX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class Y)	$37	0.67%*
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.67%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 18.71%, versus a 10.13% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+24%), Energy (+20%), and Health Care (+20%)
    Weakest performing sectors - Utilities (+2%), Real Estate (+3%), and Financials (+3%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+77% vs +7%) and underweight (average weighting 12% vs 34%)
    Applied Materials (+80%) and Samsung Electronics (+119%) - two largest individual contributors
  Financials - outperformed the Index sector (+15% vs +3%)
    U.S. Bancorp (+27%), Danske Bank (+28%), and Ping An Insurance (+38%)
  Health Care - outperformed the Index sector (+23% vs +20%) and overweight (average weighting 13% vs 9%)
    Viatris (+53%)
  Overweight in Energy (average weighting 5% vs 3%), a stronger performing sector of the Index
    Coterra Energy (+20%)
  Individual holdings
    Alphabet (+76%), Teck Resources (+66%), and Tyson Foods (+27%)
Detractors from Performance
  Communication Services - underperformed the Index sector (+6% vs +24%)
    Pinterest (-43%) and Meta Platforms (-7%) - two largest individual detractors
    IAC (-6%) and Angi (-20%)
  Consumer Discretionary - underperformed the Index sector (-2% vs +9%)
    MGM Resorts (-8%) and Trip.com Group (-1%)
  Significantly overweight in Financials (average weighting 33% vs 13%), a weaker performing sector of the Index
  Industrials - underperformed the Index sector (-7% vs +10%)
    Owens Corning (-13%), DiDi Global (-6%), and AGCO (-3%)
  Individual holding
    OCI (-25%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 01/31/26	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class Y)	23.75%	13.25%	13.73%
S&P 500 Index	16.35%	14.98%	15.56%
Russell 1000 Value Index	15.83%	12.52%	11.60%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 7,300,000,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 18,600,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 01/31/26 (in billions)	$7.3
Total number of portfolio holdings as of 01/31/26	47
Portfolio turnover rate for the period	6%
Total advisory fees paid for the period (in millions)	$18.6

Holdings [Text Block]	Top Sectors as of 01/31/26 Net Assets
Financials	30.40%
Health Care	12.45%
Consumer Discretionary	11.78%
Communication Services	11.36%
Information Technology	9.43%

C000009520 [Member]
Shareholder Report [Line Items]
Fund Name	Davis New York Venture Fund
Class Name	Class R
Trading Symbol	NYVRX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class R)	$66	1.20%*
*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.20%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class R shares delivered a total return of 18.43%, versus a 10.13% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+24%), Energy (+20%), and Health Care (+20%)
    Weakest performing sectors - Utilities (+2%), Real Estate (+3%), and Financials (+3%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+77% vs +7%) and underweight (average weighting 12% vs 34%)
    Applied Materials (+80%) and Samsung Electronics (+119%) - two largest individual contributors
  Financials - outperformed the Index sector (+15% vs +3%)
    U.S. Bancorp (+27%), Danske Bank (+28%), and Ping An Insurance (+38%)
  Health Care - outperformed the Index sector (+23% vs +20%) and overweight (average weighting 13% vs 9%)
    Viatris (+53%)
  Overweight in Energy (average weighting 5% vs 3%), a stronger performing sector of the Index
    Coterra Energy (+20%)
  Individual holdings
    Alphabet (+76%), Teck Resources (+66%), and Tyson Foods (+27%)
Detractors from Performance
  Communication Services - underperformed the Index sector (+6% vs +24%)
    Pinterest (-43%) and Meta Platforms (-7%) - two largest individual detractors
    IAC (-6%) and Angi (-20%)
  Consumer Discretionary - underperformed the Index sector (-2% vs +9%)
    MGM Resorts (-8%) and Trip.com Group (-1%)
  Significantly overweight in Financials (average weighting 33% vs 13%), a weaker performing sector of the Index
  Industrials - underperformed the Index sector (-7% vs +10%)
    Owens Corning (-13%), DiDi Global (-6%), and AGCO (-3%)
  Individual holding
    OCI (-25%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 01/31/26	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class R)	23.10%	12.67%	13.14%
S&P 500 Index	16.35%	14.98%	15.56%
Russell 1000 Value Index	15.83%	12.52%	11.60%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 7,300,000,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 18,600,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 01/31/26 (in billions)	$7.3
Total number of portfolio holdings as of 01/31/26	47
Portfolio turnover rate for the period	6%
Total advisory fees paid for the period (in millions)	$18.6

Holdings [Text Block]	Top Sectors as of 01/31/26 Net Assets
Financials	30.40%
Health Care	12.45%
Consumer Discretionary	11.78%
Communication Services	11.36%
Information Technology	9.43%

C000009518 [Member]
Shareholder Report [Line Items]
Fund Name	Davis New York Venture Fund
Class Name	Class C
Trading Symbol	NYVCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class C)	$96	1.74%*
*	Annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.74%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 18.12%, versus a 10.13% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+24%), Energy (+20%), and Health Care (+20%)
    Weakest performing sectors - Utilities (+2%), Real Estate (+3%), and Financials (+3%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+77% vs +7%) and underweight (average weighting 12% vs 34%)
    Applied Materials (+80%) and Samsung Electronics (+119%) - two largest individual contributors
  Financials - outperformed the Index sector (+15% vs +3%)
    U.S. Bancorp (+27%), Danske Bank (+28%), and Ping An Insurance (+38%)
  Health Care - outperformed the Index sector (+23% vs +20%) and overweight (average weighting 13% vs 9%)
    Viatris (+53%)
  Overweight in Energy (average weighting 5% vs 3%), a stronger performing sector of the Index
    Coterra Energy (+20%)
  Individual holdings
    Alphabet (+76%), Teck Resources (+66%), and Tyson Foods (+27%)
Detractors from Performance
  Communication Services - underperformed the Index sector (+6% vs +24%)
    Pinterest (-43%) and Meta Platforms (-7%) - two largest individual detractors
    IAC (-6%) and Angi (-20%)
  Consumer Discretionary - underperformed the Index sector (-2% vs +9%)
    MGM Resorts (-8%) and Trip.com Group (-1%)
  Significantly overweight in Financials (average weighting 33% vs 13%), a weaker performing sector of the Index
  Industrials - underperformed the Index sector (-7% vs +10%)
    Owens Corning (-13%), DiDi Global (-6%), and AGCO (-3%)
  Individual holding
    OCI (-25%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 01/31/26	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class C) — Without CDSC*	22.44%	12.04%	12.73%
Davis New York Venture Fund (Class C) — With CDSC*,**	21.44%	12.04%	12.73%
S&P 500 Index	16.35%	14.98%	15.56%
Russell 1000 Value Index	15.83%	12.52%	11.60%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 7,300,000,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 18,600,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 01/31/26 (in billions)	$7.3
Total number of portfolio holdings as of 01/31/26	47
Portfolio turnover rate for the period	6%
Total advisory fees paid for the period (in millions)	$18.6

Holdings [Text Block]	Top Sectors as of 01/31/26 Net Assets
Financials	30.40%
Health Care	12.45%
Consumer Discretionary	11.78%
Communication Services	11.36%
Information Technology	9.43%

C000009516 [Member]
Shareholder Report [Line Items]
Fund Name	Davis New York Venture Fund
Class Name	Class A
Trading Symbol	NYVTX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class A)	$50	0.91%*
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.91%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 18.61%, versus a 10.13% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+24%), Energy (+20%), and Health Care (+20%)
    Weakest performing sectors - Utilities (+2%), Real Estate (+3%), and Financials (+3%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+77% vs +7%) and underweight (average weighting 12% vs 34%)
    Applied Materials (+80%) and Samsung Electronics (+119%) - two largest individual contributors
  Financials - outperformed the Index sector (+15% vs +3%)
    U.S. Bancorp (+27%), Danske Bank (+28%), and Ping An Insurance (+38%)
  Health Care - outperformed the Index sector (+23% vs +20%) and overweight (average weighting 13% vs 9%)
    Viatris (+53%)
  Overweight in Energy (average weighting 5% vs 3%), a stronger performing sector of the Index
    Coterra Energy (+20%)
  Individual holdings
    Alphabet (+76%), Teck Resources (+66%), and Tyson Foods (+27%)
Detractors from Performance
  Communication Services - underperformed the Index sector (+6% vs +24%)
    Pinterest (-43%) and Meta Platforms (-7%) - two largest individual detractors
    IAC (-6%) and Angi (-20%)
  Consumer Discretionary - underperformed the Index sector (-2% vs +9%)
    MGM Resorts (-8%) and Trip.com Group (-1%)
  Significantly overweight in Financials (average weighting 33% vs 13%), a weaker performing sector of the Index
  Industrials - underperformed the Index sector (-7% vs +10%)
    Owens Corning (-13%), DiDi Global (-6%), and AGCO (-3%)
  Individual holding
    OCI (-25%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 01/31/26	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class A) — Without sales charge	23.48%	12.97%	13.46%
Davis New York Venture Fund (Class A) — With sales charge*	17.61%	11.89%	12.92%
S&P 500 Index	16.35%	14.98%	15.56%
Russell 1000 Value Index	15.83%	12.52%	11.60%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 7,300,000,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 18,600,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 01/31/26 (in billions)	$7.3
Total number of portfolio holdings as of 01/31/26	47
Portfolio turnover rate for the period	6%
Total advisory fees paid for the period (in millions)	$18.6

Holdings [Text Block]	Top Sectors as of 01/31/26 Net Assets
Financials	30.40%
Health Care	12.45%
Consumer Discretionary	11.78%
Communication Services	11.36%
Information Technology	9.43%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.